Material Accounting Policies - Summary of Estimated Useful Lives of the Capital Assets (Details)	12 Months Ended
Dec. 31, 2021
Buildings and Improvements
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Assets [Line Items]
Useful lives of capital asset	20 years
Leasehold Improvements
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Assets [Line Items]
Useful lives of capital asset	The lower of the lease term and the useful life
Production and Laboratory Equipment
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Assets [Line Items]
Useful lives of capital asset	5 - 20 years
Furniture
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Assets [Line Items]
Useful lives of capital asset	5 - 10 years
Computer Equipment
Summary Of Significant Accounting Policies Details Estimated Useful Lives Of Assets [Line Items]
Useful lives of capital asset	3 - 5 years